TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions
	2015	2016	2017
	RMB	RMB	RMB
PRC entities	823,007	875,175	1,139,978
Non-PRC entities	(78,909)	(175,289)	(597,722)

Total	744,098	699,886	542,256

Schedule of current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income

	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense
PRC entities	108,172	120,280	156,706
Non-PRC entities	—	—	—

Total	108,172	120,280	156,706

Deferred income tax expense
PRC entities	18,129	14,419	12,787
Non-PRC entities	—	—	—

Total	18,129	14,419	12,787

Income tax expense
PRC entities	126,301	134,699	169,493
Non-PRC entities	—	—	—

Total	126,301	134,699	169,493

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2015	2016	2017
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(11)%	(20)%
Non-deductibility of expenses incurred outside the PRC	3%	6%	28%
Other permanent differences	(1)%	(1)%	(2)%

Effective EIT rate of the Group	17%	19%	31%

Schedule of aggregate amount and per share effect of the preferential tax rate

	2015	2016	2017
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	75,864	81,300	107,547
Basic net income per share effect	1.31	1.40	1.79
Diluted net income per share effect	1.21	1.39	1.76

Schedule of significant components of deferred tax assets and liabilities

	2016	2017
	RMB	RMB
Deductible temporary differences related to other payables and accruals	860	1,053
Deductible temporary differences related to provision for doubtful accounts	992	1,265
Deductible temporary differences related to advertising expenses	—	12,076
Tax loss carryforwards	9,843	50,900
Amount offset by non-current deferred tax liabilities	(8,487)	(12,806)

Total non-current deferred tax assets	3,208	52,488
Less: Valuation allowance	(2,443)	(39,576)

Net non-current deferred tax assets	765	12,912

Total deferred tax assets	765	12,912

Taxable temporary differences related to depreciation period	(5,218)	(6,153)
Taxable temporary differences related to available-for-sale securities	(9,625)	(46,526)
Taxable temporary differences related to government subsidy income	(40,695)	(57,995)
Taxable temporary differences related to trade names, technology and customer relationships	(10,115)	(23,480)
Amount offset by non-current deferred tax assets	8,487	12,806

Total non-current deferred tax liabilities	(57,166)	(121,348)

Total deferred tax liabilities	(57,166)	(121,348)

Schedule of roll-forward of the valuation allowance
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of period	464	1,851	2,443
Additions	1,443	1,019	37,902
Reversals	(56)	(427)	(769)

Balance at end of period	1,851	2,443	39,576